Cover	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2025
Entity File Number	001-34951
Entity Registrant Name	XTANT MEDICAL HOLDINGS, INC.
Entity Central Index Key	0001453593
Entity Tax Identification Number	20-5313323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	664 Cruiser Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	388-0480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000001 per share
Trading Symbol	XTNT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable